Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital
Summary of share capital

	2024	2023
	£m	£m
Issued and fully paid
At 31 December 2024 – 2,524,539,885 shares (2023: 2,522,539,885)	25	25